Note 15 - Current Tax Assets and Liabilities - Summary of Current Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
V.A.T. credits	$ 67,322	$ 76,714
Prepaid taxes	54,010	55,620
	$ 121,332	$ 132,334